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                                             SUN LIFE ASSURANCE
                                             COMPANY OF CANADA (U.S.)
                                             One Sun Life Executive Park
                                             Wellesley Hills, MA 02481-5699





September 17, 2001


Securities and Exchange Commission
One Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Sun Life of Canada (U.S.)Variable Account G ("Registrant")
     Pre-Effective Amendment No. 1 (the "Pre Effective Amendment") to Registration Statement on Form S-6 (File No. 333-65048)
     (the "Registration Statement")

Commissioners:

In lieu of filing under paragraph (c) of Reg. ss.230.497 of the Securities Act of 1933, Sun Life of Canada (U.S.) Variable Account G ("Registrant") hereby certifies in accordance with paragraph (j) of such Reg. ss.230.497 that:

(1) The form of the Prospectus that would have been filed under paragraph (c) of Reg. ss.230.497 would not have differed from that contained in the Pre-Effective Amendment; and

(2) The text of the Pre-Effective Amendment, which is the most recent amendment to the Registration Statement, was filed electronically.




                           SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                           /s/ EDWARD M. SHEA
                               ------------------------------
                               Edward M. Shea, Esq.
                               Assistant Vice President and Senior Counsel





                            Sun Life Assurance Company of Canada (U.S.) is a member of the Sun Life Finanical group of companies. WWW.SUNLIFE-USA.COM